UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH  45202

(Name and address of agent for service)

Registrant's telephone number, including area code:  816.787.0718

Date of fiscal year end:   02/28/2014

Date of reporting period: 11/30/2013

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

SNOW FAMILY OF FUNDS
SCHEDULES OF INVESTMENTS
NOVEMEBER 30, 2013 (Unaudited)

SNOW CAPITAL FOCUSED VALUE FUND

	Shares	Fair Value

COMMON STOCK - 96.80%

Aerospace & Defense - (2.77%)
General Dynamics Corp.	95	$8,708

Banks - (9.50%)
JPMorgan Chase & Co.	355	20,313
Keycorp	750	9,563
		29,876
Computers - (3.22%)
Hewlett-Packard Co.	370	10,120

Hand & Machine Tools - (4.38%)
Kennametal, Inc.	290	13,769

Healthcare Services - (7.97%)
Community Health Systems, Inc.	315	12,994
WellPoint, Inc.	130	12,074
		25,068
Insurance - (16.39%)
Genworth Financial, Inc. (a)	955	14,430
Hartford Financial Services Group, Inc.	485	17,281
MetLife, Inc.	380	19,832
		51,543
Leisure Time - (4.48%)
Royal Carribean Cruises Ltd.	320	14,096

Machinery - Construction & Mining - (3.29%)
Terex Corp. (a)	285	10,351

Mining - (5.40%)
Rio Tinto PLC - ADR	320	16,976

Miscellaneous Manufacturing - (6.30%)
Eaton Corp. PLC	140	10,172
Textron, Inc.	290	9,637
		19,809
Oil & Gas - (14.16%)
BP PLC - ADR	440	20,684
Nabors Industries, Ltd.	760	12,578
PBF Energy, Inc. - Class A	390	11,252
		44,514
Oil & Gas Services - (2.81%)
Baker Hughes, Inc.	155	8,829

Pharmaceuticals - (2.85%)
Teva Pharmaceutical Industries Ltd. - ADR	220	8,967

SNOW FAMILY OF FUNDS
SCHEDULES OF INVESTMENTS
NOVEMEBER 30, 2013 (Unaudited)

SNOW CAPITAL FOCUSED VALUE FUND

	Shares	Fair Value

COMMON STOCK - 96.80% (continued)

Retail - (8.53%)
Big Lots, Inc.	325	$12,457
Macy's, Inc.	270	14,380
		26,837
Semiconductors - (4.75%)
Broadcom Corp. - Class A	220	5,872
Intel Corp.	380	9,059
		14,931

TOTAL COMMON STOCK (Cost $256,938)		304,394

SHORT TERM INVESTMENTS - 6.22%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05% (b) (Cost $19,557)	19,557	19,557

TOTAL INVESTMENTS (Cost $276,495) - 103.02%		$323,951
LIABILITIES IN EXCESS OTHER ASSETS, NET - (3.02%)		(9,487)
NET ASSETS - 100%		$314,464

Percentages are stated as a percent of net assets.

(a)	Non-Income producing security.
(b)	Rate shown represents the rate at November 30, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2013 (Unaudited)

SNOW CAPITAL HEDGED EQUITY FUND

	Shares	Fair Value

COMMON STOCK - 85.06%

Aerospace & Defense - (1.59)%
General Dynamics Corp.	100	$9,166

Banks - (6.97)%
JPMorgan Chase & Co.	520	29,754
Keycorp	810	10,328
		40,082
Computers - (4.95)%
Hewlett-Packard Co.	1040	28,444

Hand & Machine Tools - (3.22)%
Kennametal, Inc.	390	18,517

Healthcare Services - (8.54)%
Community Health Systems, Inc.	470	19,387
WellPoint, Inc.	320	29,722
		49,109
Insurance - (13.45)%
Genworth Financial, Inc. (a)	1280	19,341
Hartford Financial Services Group, Inc.	750	26,722
MetLife, Inc.	600	31,314
		77,377
Leisure Time - (5.97)%
Royal Carribean Cruises Ltd.	780	34,359

Machinery - Construction & Mining (1.83)%
Terex Corp.	290	10,533

Mining - (4.34)%
Rio Tinto PLC - ADR	470	24,934

Miscellaneous Manufacturing - (3.88)%
Eaton Corp. PLC	170	12,352
Textron, Inc.	300	9,969
		22,321
Oil & Gas - (10.50)%
BP PLC - ADR	700	32,907
Nabors Industries, Ltd.	980	16,219
PBF Energy, Inc. - Class A	390	11,252
		60,378
Oil & Gas Services - (1.49)%
Baker Hughes, Inc.	150	8,544

Pharmaceuticals - (4.32)%
Teva Pharmaceutical Industries Ltd. - ADR	610	24,864

Retail - (6.75)%
Big Lots, Inc. (a)	540	20,698
Macy's Inc.	340	18,108
		38,806
Semiconductors - (7.26)%
Broadcom Corp. - Class A	680	18,149
Intel Corp.	990	23,602
		41,751

TOTAL COMMON STOCK (Cost $432,515)		489,185

SNOW FAMILY OF FUNDS
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2013 (Unaudited)

SNOW CAPITAL HEDGED EQUITY FUND

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 11.41%
Equity Funds - (5.24)%
Consumer Staples Select Sector SPDR Fund	700	$30,107
SPDR S&P Telecom ETF	360	19,141
Utilities Select Sector SPDR Fund	430	16,353
TOTAL EXCHANGE-TRADED FUNDS (Cost $62,738)		65,601

SHORT TERM INVESTMENTS - 5.04%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05% (b) (Cost $29,011)	29,011	29,011

TOTAL INVESTMENTS (Cost $524.264) - 101.51%		$583,797
OTHER ASSETS LESS LIABILITIES, NET - 26.35%		151,555
SECURITIES SOLD SHORT (Proceeds $148,609) - (27.86)%		(160,244)
Net Assets - 100%		$575,108

SECURITIES SOLD SHORT - 27.86%

COMMON STOCK - 9.68%

Chemicals - (1.01)%
Chemtura Corp. (a)	220	5,808

Electric - (0.90)%
Dominion Resources, Inc.	80	5,193

Electrical Components & Equipment - (0.96)%
Energizer Holdings, Inc.	50	5,517

Internet - (1.98)%
Cogent Communications Group, Inc.	150	5,852
Yahoo!, Inc. (a)	150	5,547
		11,399
Investment Companies - (0.95)%
Prospect Capital Corp.	480	5,477

Office Furnishings - (0.99)%
Steelcase, Inc. - Class A	350	5,716

Oil & Gas - (0.94)%
Southwestern Energy Co. (a)	140	5,412

Pharmaceuticals - (0.98)%
BioMarin Pharmaceutical, Inc. (a)	80	5,630

Retail - (0.97)%
Fifth & Pacific Cos., Inc. (a)	170	5,552

TOTAL COMMON STOCK SOLD SHORT (Proceeds $54,584)		55,704

EXCHANGE-TRADED FUNDS - 18.18%
Equity Funds - (18.18)%
Consumer Discretionary Select Sector SPDR Fund	230	15,088
Energy Select Sector SPDR Fund	170	14,695
Financial Select Sector SPDR Fund	690	14,821
Health Care Select Sector SPDR Fund	270	14,920
Industrial Select Sector SPDR Fund	300	15,120
Materials Select Sector SPDR Fund	330	14,632
Technology Select Sector SPDR Fund	440	15,264
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Cost $94,025)		104,540

TOTAL SECURITIES SOLD SHORT (Proceeds $148,609)		$160,244

Percentages are stated as a percent of net assets.

(a)	Non-Income producing security.
(b)	Rate shown represents the rate at November 30, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS

SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2013 (Unaudited)

SNOW CAPITAL MARKET PLUS FUND

	Shares	Fair Value

COMMON STOCK - 96.61%

Aerospace & Defense - (1.66)%
General Dynamics Corp.	55	$5,041

Agriculture - (0.47)%
Archer-Daniels-Midland Co.	35	1,409

Banks - (16.07)%
Bank of America Corp.	385	6,091
Citigroup, Inc.	100	5,292
Goldman Sachs Group, Inc.	15	2,534
JPMorgan Chase & Co.	295	16,880
Keycorp	425	5,419
Morgan Stanley	65	2,034
PNC Financial Services Group, Inc	30	2,308
US Bancorp	50	1,961
Wells Fargo & Co.	140	6,163
		48,682
Computers - (3.73)%
Apple, Inc.	10	5,561
Hewlett-Packard Co.	210	5,743
		11,304

Cosmetics & Personal Care - (1.11)%
Procter & Gamble Co.	40	3,369

Electric - (3.37)%
Dominion Resources, Inc.	25	1,623
Duke Energy Corp.	35	2,448
Exelon Corp.	120	3,229
NextEra Energy, Inc.	20	1,692
Southern Co.	30	1,219
		10,211
Food - (0.89)%
Mondelez International, Inc.	80	2,682

Hand & Machine Tools - (2.66)%
Kennametal, Inc.	170	8,072

Healthcare Services - (5.61)%
Community Health Systems, Inc.	180	7,425
UnitedHealth Group, Inc.	35	2,607
WellPoint, Inc.	75	6,966
		16,998
Insurance - (11.73)%
American International Group, Inc.	40	1,990
Berkshire Hathaway, Inc. (a)	35	4,079
Genworth Financial, Inc. (a)	565	8,537
Hartford Financial Services Group, Inc.	280	9,976
MetLife, Inc.	210	10,960
		35,542
Leisure Time - (2.55)%
Royal Carribean Cruises Ltd.	175	7,709

Machinery - Construction & Mining - (1.92)%
Terex Corp.	160	5,811

SNOW FAMILY OF FUNDS

SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2013 (Unaudited)

SNOW CAPITAL MARKET PLUS FUND

	Shares	Fair Value

COMMON STOCK - 96.61% (continued)

Media - (0.47)%
Walt Disney Co.	20	$1,411

Mining - (3.06)%
Rio Tinto PLC - ADR	175	9,284

Miscellaneous Manufacturing - (5.66)%
Eaton Corp. PLC	80	5,813
General Electric Co.	220	5,865
Textron, Inc.	165	5,483
		17,161
Oil & Gas - (15.21)%
BP PLC - ADR	245	11,517
Chevron Corp.	55	6,734
ConocoPhillips	35	2,548
Exxon Mobil Corp.	100	9,348
Nabors Industries Ltd.	410	6,786
Occidental Petroleum Corp.	15	1,424
PBF Energy, Inc. - Class A	220	6,347
Valero Energy Corp.	30	1,372
		46,076
Oil & Gas Services - (1.60)%
Baker Hughes, Inc.	85	4,842

Pharmaceuticals - (6.63)%
Johnson & Johnson	35	3,313
Merck & Co., Inc.	110	5,481
Pfizer, Inc.	195	6,187
Teva Pharmaceutical Industries Ltd. - ADR	125	5,095
		20,076
Retail - (5.59)%
Big Lots, Inc. (a)	155	5,941
CVS Caremark Corp.	45	3,013
Macy's Inc.	150	7,989
		16,943
Semiconductors - (3.97)%
Broadcom Corp. - Class A	125	3,336
Intel Corp.	365	8,702
		12,038
Telecommunications - (2.65)%
AT & T, Inc.	110	3,873
Cisco Systems, Inc.	195	4,144
		8,017

TOTAL COMMON STOCK (Cost $252,735)		292,678

SHORT TERM INVESTMENTS - 6.52%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05% (b) (Cost $19,748)	19,748	19,748

TOTAL INVESTMENTS (Cost $272,483) - 103.13%		$312,426
LIABILITIES IN EXCESS OTHER ASSETS, NET - (3.13)%		(9,470)
NET ASSETS - 100%		$302,956

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

SNOW FAMILY OF FUNDS

SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2013 (Unaudited)

SNOW CAPITAL INFLATION ADVANTAGED EQUITIES FUND

	Shares	Fair Value

COMMON STOCK - 100.28%

Agriculture - (3.36%)
Archer-Daniels-Midland Co.	240	$9,660

Auto Parts & Equipment - (3.07%)
Johnson Controls, Inc.	175	8,839

Banks - (9.65%)
Bank of America Corp.	590	9,334
Goldman Sachs Group, Inc.	55	9,292
JPMorgan Chase & Co.	160	9,155
		27,781
Chemicals - (6.53%)
EI du Pont de Nemours & Co.	150	9,207
Mosaic Co.	200	9,580
		18,787
Cosmetics & Personal Care - (2.34%)
Procter & Gamble Co.	80	6,738

Electric - (2.85%)
Exelon Corp.	305	8,208

Electronics - (2.05%)
Agilent Technologies, Inc.	110	5,893

Food - (3.03%)
Mondelez International, Inc.	260	8,718

Forest Products & Paper - (3.08%)
International Paper, Co.	190	8,863

Hand & Machine Tools - (3.13%)
Kennametal, Inc.	190	9,021

Healthcare Products - (2.39%)
Hospira, Inc. (a)	175	6,879

Healthcare Services - (5.04%)
Community Health Systems, Inc.	170	7,012
Health Net, Inc. (a)	245	7,485
		14,497
Insurance - (11.42%)
Aspen Insurance Holdings Ltd.	210	8,488
Hartford Financial Services Group, Inc.	340	12,114
MetLife, Inc.	235	12,265
		32,867
Machinery - Construction & Mining - (2.85%)
Joy Global, Inc.	145	8,201

Mining - (10.00%)
Alcoa, Inc.	660	6,343
Freeport-McMoRan Copper & Gold, Inc.	200	6,938
Newmont Mining Corp.	240	5,959
Rio Tinto PLC - ADR	180	9,549
		28,789

SNOW FAMILY OF FUNDS

SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2013 (Unaudited)

SNOW CAPITAL INFLATION ADVANTAGED EQUITIES FUND

	Shares	Fair Value

COMMON STOCK - 100.28% (Continued)

Miscellaneous Manufacturing - (4.90%)
Eaton Corp. PLC	115	$8,356
General Electric Co.	215	5,732
		14,088
Oil & Gas - (14.66%)
BP PLC - ADR	215	10,107
Devon Energy Corp.	140	8,487
Nabors Industries, Ltd.	485	8,027
Noble Corp. PLC	180	6,862
Phillips 66	125	8,701
		42,184
Oil & Gas Services - (2.87%)
Baker Hughes, Inc.	145	8,259

Pharmaceuticals - (2.62%)
Teva Pharmaceutical Industries Ltd. - ADR	185	7,541

Retail - (2.25%)
Wal-Mart Stores, Inc	80	6,481

Software - (2.19%)
Microsoft Corp.	165	6,291

TOTAL COMMON STOCK (Cost $259,140)		288,585

SHORT TERM INVESTMENTS - 3.07%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05% (b) (Cost $8,852)	8,852	8,852

TOTAL INVESTMENTS (Cost $267,993) - 103.35%		$297,437
LIABILITIES IN EXCESS OTHER ASSETS, NET - (3.35)%		(9,648)
NET ASSETS - 100%		$287,789

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS

SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2013 (Unaudited)

SNOW DIVIDEND PLUS FUND

	Shares	Fair Value

COMMON STOCK - 96.87%

Aerospace & Defense - (2.04%)
General Dynamics Corp.	65	$5,958

Agriculture - (3.86%)
Archer-Daniels-Midland Co.	165	6,641
Lorillard, Inc.	90	4,620
		11,261
Banks - (9.19%)
Banco Santander SA - ADR	740	6,616
Capital One Financial Corp.	70	5,014
JPMorgan Chase & Co.	265	15,163
		26,793
Chemicals - (3.31%)
PetroLogistics LP (a)	800	9,656

Computers - (1.97%)
Hewlett-Packard Co.	210	5,743

Diversified Financial Services - (2.11%)
Federated Investors, Inc.	225	6,140

Electric - (2.03%)
Exelon Corp.	220	5,920

Hand & Machine Tools - (3.01%)
Kennametal, Inc.	185	8,784

Healthcare Services - (4.90%)
Select Medical Holdings Corp.	630	5,456
WellPoint, Inc.	95	8,824
		14,280
Insurance - (6.49%)
Hartford Financial Services Group, Inc.	245	8,729
MetLife, Inc.	195	10,177
		18,906
Iron & Steel - (1.84%)
Nucor Corp.	105	5,361

Leisure Time - (3.33%)
Royal Carribean Cruises Ltd.	220	9,691

Media - (1.62%)
Gannett Co., Inc.	175	4,735

Mining - (2.18%)
Rio Tinto PLC - ADR	120	6,366

Miscellaneous Manufacturing - (1.50%)
Eaton Corp. PLC	60	4,360

SNOW FAMILY OF FUNDS

SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2013 (Unaudited)

SNOW DIVIDEND PLUS FUND

	Shares	Fair Value

COMMON STOCK - 96.87% (continued)

Oil & Gas - (16.20%)
BP PLC - ADR	185	$8,697
Chesapeake Energy Corp.	155	4,165
ConocoPhillips	45	3,276
Devon Energy Corp.	135	8,184
Noble Corp. PLC	125	4,765
Phillips 66	155	10,790
Suburban Propane Partners LP (a)	160	7,342
		47,219
Oil & Gas Services - (2.83%)
Baker Hughes, Inc.	145	8,259

Pharmaceuticals - (3.57%)
Teva Pharmaceutical Industries Ltd. - ADR	255	10,394

Real Estate Investment Trusts - (2.39%)
Annaly Capital Management, Inc.	685	6,960

Retail - (3.03%)
Kohl's Corp.	160	8,845

Savings & Loans - (3.88%)
First Niagara Financial Group, Inc.	1,015	11,307

Semiconductors - (6.29%)
Broadcom Corp. - Class A	230	6,139
Intel Corp.	405	9,655
Intersil Corp.	240	2,525
		18,319
Software - (3.53%)
Microsoft Corp.	270	10,295

Telecommunications - (5.77%)
CenturyLink, Inc.	190	5,833
Rogers Communications, Inc. - Class B	140	6,276
Verizon Communications, Inc.	95	4,714
		16,823

TOTAL COMMON STOCK (Cost $250,789)		282,375

PREFERRED STOCK - 3.32%
Banks - (3.32%)
Bank of America Corp., 7.25%, Series L	9	9,675
TOTAL PREFERRED STOCK (Cost $11,381)

SHORT TERM INVESTMENTS - 3.10%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05% (b) (Cost $9,054)	9,054	9,054

TOTAL INVESTMENTS (Cost $271,224) - 103.29%		$301,104
LIABILITIES IN EXCESS OTHER ASSETS, NET - (3.29%)		(9,598)
NET ASSETS - 100%		$291,506

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS

SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2013 (Unaudited)

SNOW MID CAP VALUE FUND

	Shares	Fair Value

COMMON STOCK - 95.38%

Aerospace & Defense - (5.50%)
General Dynamics Corp.	100	$9,166
Spirit Aerosystems Holdings, Inc. (a)	240	7,834
		17,000
Agriculture - (1.95%)
Archer-Daniels-Midland Co.	150	6,037

Airlines - (1.68%)
Southwest Airlines Co.	280	5,205

Auto Parts & Equipment - (4.46%)
Johnson Controls, Inc.	150	7,576
TRW Automotive Holdings Corp. (a)	80	6,208
		13,784
Banks - (4.28%)
Keycorp	625	7,969
TCF Financial Corp.	335	5,249
		13,218
Electric - (1.74%)
Exelon Corp.	200	5,382

Electronics - (3.65%)
Agilent Technologies, Inc.	110	5,893
Avnet, Inc.	135	5,386
		11,279
Engineering & Construction - (2.03%)
KBR, Inc.	185	6,259

Forest Products & Paper - (2.42%)
International Paper, Co.	160	7,464

Hand & Machine Tools - (3.46%)
Kennametal, Inc.	225	10,683

Healthcare Products - (2.48%)
Hospira, Inc. (a)	195	7,665

Healthcare Services - (6.36%)
Community Health Systems, Inc.	215	8,869
Health Net, Inc. (a)	110	3,361
WellPoint, Inc.	80	7,430
		19,660
Insurance - (10.31%)
Assurant, Inc.	115	7,468
Genworth Financial, Inc. (a)	435	6,573
Hartford Financial Services Group, Inc.	300	10,689
Protective Life Corp.	65	3,119
XL Group PLC	125	3,999
		31,848
Leisure Time - (2.21%)
Royal Carribean Cruises Ltd.	155	6,828

SNOW FAMILY OF FUNDS

SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2013 (Unaudited)

SNOW MID CAP VALUE FUND

	Shares	Fair Value

COMMON STOCK - 95.38% (Continued)

Machinery - Construction & Mining - (2.47%)
Terex Corp.	210	$7,627

Mining - (2.30%)
Alcoa, Inc.	740	7,111

Miscellaneous Manufacturing - (2.69%)
Textron, Inc.	250	8,307

Oil & Gas - (10.52%)
Chesapeake Energy Corp.	245	6,583
Devon Energy Corp.	130	7,881
Nabors Industries, Ltd.	330	5,462
Patterson-UTI Energy, Inc.	210	4,895
Ultra Petroleum Corp. (a)	375	7,676
		32,497
Oil & Gas Services - (2.49%)
Baker Hughes, Inc.	135	7,690

Real Estate Investment Trusts - (1.98%)
Highwoods Properties, Inc.	170	6,106

Retail - (12.01%)
American Eagle Outfitters, Inc.	550	8,949
Big Lots, Inc. (a)	210	8,049
Kohl's Corp.	190	10,503
Macy's Inc.	180	9,587
		37,088
Savings & Loans - (3.57%)
First Niagara Financial Group, Inc.	990	11,029

Semiconductors - (2.33%)
Broadcom Corp. - Class A	270	7,206

Software - (2.49%)
VeriFone Systems, Inc. (a)	300	7,683

TOTAL COMMON STOCK (Cost $249,548)		294,656

SHORT TERM INVESTMENTS - 7.81%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05% (b) (Cost $24,123)	24,123	24,123

TOTAL INVESTMENTS (Cost $273,671) - 103.19%		$318,779
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.19)%		(9,844)
NET ASSETS - 100%		$308,935

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November, 30 2013, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

Snow Capital Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2013 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Snow Capital Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

 Investment Valuation– Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy described below. When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in Level 2. Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as Level 2. The Funds normally use pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”). Depending on the relative significance of valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Funds’ Board, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The differences could be material. As of November 30, 2013, no securities were fair valued as determined by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Snow Capital Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2013 (Unaudited)

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Funds’ investments carried at fair value:

Snow Capital Focused Value Fund
		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$304,394	$-	$304,394
Money Market Funds	19,557	-	19,557
Totals	$323,951	$-	$323,951

Snow Capital Hedged Equity Fund
Assets:		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$489,185	$-	$489,185
Exchange Traded Funds (b)	65,601		65,601
Money Market Funds	29,011	-	29,011
Total Assets	$583,797	$-	$583,797

Liabilities:		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$55,704	$-	$55,704
Exchange Traded Funds (b)	104,540	-	104,540
Total Liabilities	$160,244	$-	$160,244

Snow Capital Market Plus Fund
		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$292,678	$-	$292,678
Exchange Traded Funds (b)	19,748		19,748
Total Liabilities	$312,426	$-	$312,426

Snow Capital Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2013 (Unaudited)

Snow Capital Inflation Advantaged Equities Fund
		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$288,585	$-	$288,585
Money Market Funds	8,852	-	8,852
Totals	$297,437	$-	$297,437

Snow Capital Dividend Plus Fund
		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$282,375	$-	$282,375
Preferred Stock (b)	9,054		9,054
Money Market Funds	9,675	-	9,675
Totals	$301,104	$-	$301,104

Snow Capital Mid Cap Value Fund
		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$294,656	$-	$294,656
Money Market Funds	24,123	-	24,123
Totals	$318,779	$-	$318,779

(a)
As of and during the period since inception from March 28, 2013 through November 30, 2013, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stock, preferred stock and exchange traded funds held in the Funds are Level 1 securities. For a detailed break-out of common stock and preferred stock by major industry classification, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the period since inception from March 28, 2013 through November 30, 2013.  It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from March 28, 2013 through November 30, 2013, no securities were fair valued.

Exchange Traded Funds – A Fund may invest in Exchange Traded Funds (“ETFs”).  ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs.  By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Snow Capital Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2013 (Unaudited)

Short Sales of Securities – A Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security.  To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs.  A Fund then sells the borrowed security to a buyer in the market.  A Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender.  Until the security is replaced, a Fund is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan.  In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security.  A Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale.  When a Fund makes a short sale, a Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on a Fund’s books and/or in a segregated account at a Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily.  To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of a Fund’s short position obligations.

In addition, a Fund may make short sales “against the box”, i.e., when a Fund sells a security short when a Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding.  A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Non-Diversified Funds – Except for the Snow Capital Dividend Plus Fund, the Funds are non-diversified Funds.  Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities.  Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in these Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment.  When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

Tax Matters - For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2013 were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Snow Capital Focused Value Fund	$276,495	$49,783	$(2,327)	$47,456
Snow Capital Hedged Equity Fund	378,619	62,312	(17,378)	44,934
Snow Capital Market Plus Fund	272,483	41,756	(1,813)	39,943
Snow Capital Inflation Advantaged Equities Fund	267,993	35,253	(5,809)	29,444
Snow Capital Dividend Plus Fund	271,224	35,320	(5,440)	29,880
Snow Capital Mid Cap Value Fund	273,671	46,128	(1,020)	45,108

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales for the Snow Capital Hedged Equity Fund.

Stringer Growth Fund

SCHEDULE OF INVESTMENTS
NOVEMEBER 30, 2013 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 94.07%

ASSET ALLOCATION FUNDS - 2.88%
SPDR Barclays Convertible Securities ETF	10,769	$503,020

EQUITY FUNDS - 91.19%
Alps US Equity High Volatility Put Write Index Fund	25,290	654,986
First Trust Europe AlphaDEX Fund	42,447	1,382,499
First Trust Materials AphaDEX Fund	27,934	867,072
First Trust Multi Cap Value AlphaDEX Fund	48,538	2,116,257
iShares Global Consumer Discretionary ETF	10,455	867,556
PowerShares S&P 500 Low Volatility Portfolio	25,772	846,868
SPDR S&P Bank ETF	27,602	900,929
Vanguard FTSE All-World ex-US ETF	46,702	2,353,314
Vanguard Growth ETF	17,270	1,559,308
Vanguard Industrials ETF	9,234	896,529
Vanguard Small-Cap Growth ETF	7,158	860,105
Vanguard Value ETF	34,630	2,607,985
		15,913,408

TOTAL EXCHANGE-TRADED FUNDS (Cost $15,424,484)		16,416,428

SHORT TERM INVESTMENTS - 6.06%
Federated Government Obligations Fund - Institutional Shares, 0.01% (a) (Cost $1,057,477)	1,057,477	1,057,477

TOTAL INVESTMENTS (Cost $16,481,961) - 100.13%		$17,473,905
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.13)%		(23,161)
NET ASSETS - 100%		$17,450,744

Percentages are stated as a percent of net assets.

(a) Rate shown represents the rate at November 30, 2013, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

Stringer Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Stringer Growth Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation– Equity securities, including Exchange Traded Funds (“ETFs”), listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed securities is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy described below. When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in Level 2. Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as Level 2. The Funds normally use pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”). Depending on the relative significance of valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund’s Board, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The differences could be material. As of November 30, 2013, no securities were fair valued as determined by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Stringer Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s investments carried at fair value:

Stringer Growth Fund

		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (b)	$16,416,428	$-	$16,416,428
Money Market Funds	1,057,477	-	1,057,477
Totals	$17,473,905	$-	$17,473,905

(a)
As of and during the period since inception from March 28, 2013 through November 30, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All exchange traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the period since inception from March 28, 2013 through November 30, 2013.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from March 28, 2013 through November 30, 2013, no securities were fair valued.

Exchange Traded Funds – A Fund may invest in ETFs.  ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs.  By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Non-Diversified Fund – the Fund is a non-diversified Fund.  Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities.  Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment.  When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

Tax Matters - For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2013 were as follows:

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Stringer Growth Fund	$16,489,553	$984,913	$(561)	$984,352

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	January 27, 2014

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	January 27, 2014